Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Summary of income tax expense
Years ended December 31,	2013	2012
Current	$500	$1,550
Deferred	-	-
Total	$500	$1,550

Deferred tax assets and liabilities
Years Ended December 31,	2013	2012
Deferred tax assets:
Goodwill	$559,904	$672,348
Net operating losses	3,573,353	2,133,004
Other	3,579	1,542
Total deferred tax assets	4,136,836	2,806,894
Valuation allowance	(4,120,395)	(2,804,632)
Total net deferred tax assets	16,441	2,262

Deferred tax liabilities:
Depreciation	(16,441)	(2,262)
Total deferred tax liabilities	(16,441)	(2,262)
Net deferred tax asset	$-	$-

Statutory federal income tax rate and the effective rate reconciliation
Years Ended December 31,	2013	2012
Statutory federal income tax rate	34.00%	34.00%
State taxes, net of federal tax benefit	5.94%	5.00%
Valuation allowance	(39.94)%	(39.00)%
Net deferred tax asset	-%	-%